Summary of Significant Accounting Policies: Property and Equipment (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Property and Equipment, Additions During Period	$ 10,763	$ 1,668
Office Equipment | Minimum
Property and Equipment, Useful Life	5 years
Office Equipment | Maximum
Property and Equipment, Useful Life	7 years
Furniture and Fixtures | Minimum
Property and Equipment, Useful Life	5 years
Furniture and Fixtures | Maximum
Property and Equipment, Useful Life	7 years